Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2024	Jun. 30, 2023
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1],[2]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1],[2]	400,000,000	400,000,000
Ordinary shares, shares issued	[1],[2]	13,297,734	10,019,844
Ordinary shares, shares outstanding	[1],[2]	13,297,734	10,019,844
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1],[2]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1],[2]	460,000,000	460,000,000
Ordinary shares, shares issued	[1],[2]	5,957,690	9,235,580
Ordinary shares, shares outstanding	[1],[2]	5,957,690	9,235,580

[1]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4.
[2]	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024 and change in capital structure on September 27, 2024.